Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net Operating Loss Carry-Forwards	$ 5,350,576	$ 4,273,846
Depreciable and Amortizable Assets	(20,520)	(20,520)
Stock Based Compensation	134,725	118,228
Loss Reserve	457	457
Accrued Compensation	133,163	37,326
Other	32,481	32,364
Total	5,630,882	4,441,701
Less Valuation Allowance	(5,630,882)	(4,441,701)
Net Deferred Tax Assets (Liabilities)